111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

 October 31, 2018

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Institutional Trust (the "Trust") (File Nos. 33-37615 and 811-6174) on behalf of MFS® Institutional International Equity Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 46 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on October 25, 2018.

Please call the undersigned at (617) 954-4384 or David Harris at (617) 954-4417 with any questions you may have.

Very truly yours,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President and Counsel

ASM/cs